Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Compensation and benefit accruals not currently deductible	$ 8,602	$ 6,945
Net operating loss carryforwards	3,177	1,164
Non deductible and excess interest	17,237	4,605
Unrealized Loss	6,530	1,469
Acquisition costs	515	567
Capital Lease	164	836
Other	1,003	948
Total deferred tax assets	37,228	16,534
Deferred tax liabilities:
Compensation and benefit accruals not currently deductible	40
Depreciation and amortization	(405)	(541)
Goodwill	(7,952)	(5,493)
Unrealized Gain	(31,005)	(27,805)
Total deferred tax liabilities	(39,322)	(33,839)
Net deferred tax position	(2,094)	(17,305)
Valuation allowance	(20,717)	(7,181)
Net deferred tax (liabilities)	$ (22,811)	$ (24,486)